TAXES - Reconciliation of statutory rates to the Company?s effective tax rate (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact (a)	(0.40%)
Non-deductible expenses (non-taxable income)-permanent difference	0.10%	(0.80%)	0.20%
Effective tax rate	24.70%	24.20%	25.20%